Recapitalization (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Recapitalization [Abstract]
Schedule of Number of Shares of Common Stock Issued

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

ROCL common stock outstanding prior to the Business Combination	11,500,000
Less: Redemption of ROCL common stock	(11,162,973)
ROCL common stock	337,027
ROCL founder shares outstanding	2,325,000
ROCL private shares outstanding	461,500
Shares issued to advisors	1,125,000
Business combination shares	4,248,527
NEW ERA shares	8,916,625
Common stock immediately after the Business Combination	13,165,152

The following table reconciles the elements of the Business Combination to the consolidated statement of changes in stockholders’ deficit for the year ended December 31, 2024:

Cash: trust and cash, net of redemptions	$3,826,474
Convertible note	6,225,000
Less: transaction costs paid	(5,113,579)
Net proceeds from the Business Combination	4,937,895
Less: recognition of the ROCL closing balance sheet	(662,009)
Convertible note less transaction costs	(6,225,000)
Transaction costs	(375,000)
Reverse recapitalization, net	$(2,324,114)

Schedule of Number of NEW ERA Shares	The number of NEW ERA shares was determined as follows:
		NEW ERA Shares
		after
	NEW ERA Shares	Conversion Ratio
Common stock	8,623,205	8,916,625
The number of NEH shares was determined as follows:
		NEH Shares
		after
	NEH Shares	Conversion Ratio
Common stock	8,623,205	8,916,625

Schedule of Common Stock Issued Immediately Following the Consummation of the Business Combination

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

ROCL common stock outstanding prior to the Business Combination	11,500,000
Less: Redemption of ROCL common stock	(11,162,973)
ROCL common stock	337,027
ROCL founder shares outstanding	2,325,000
ROCL private shares outstanding	461,500
Shares issued to advisors	1,125,000
Business combination shares	4,248,527
NEH shares	8,916,625
Common stock immediately after the Business Combination	13,165,152